Summary of Significant Accounting Policies (Details) - USD ($)			6 Months Ended		12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Summary of Significant Accounting Policies [Line Items]
Allowance for credit losses balances amount
Impairments on assets
Product warranty term	2 years		2 years
Product warranty claim by customer
Tax benefit realized on examination, percentage			50.00%
Income taxes, penalties or interest incurred during period
Income generated outside the PRC
Value added tax, percentage on gross sales			13.00%
Dilutive shares (in Shares)
Research and development expenses			$ 43,860
Uncertain tax provision
Nasdaq Membership [Member]
Summary of Significant Accounting Policies [Line Items]
Prepaid expenses	$ 36,984	$ 41,011	$ 36,984		$ 41,011